THE HENLOPEN FUND

                                QUARTERLY REPORT
                                 MARCH 31, 2001

To My Fellow Shareholders:

The first quarter of 2001 ended with all sectors of the market in retreat, signaling a broad based flight from equities. Utilities, energy, and any other safe haven joined the old economy, new economy - everything - on the downside. With nothing left unscathed, this looks to us like a bottom of more than passing interest. We think there are values in this market.

For the quarter ending March 31, 2001, The Henlopen Fund declined 17.50%. Annualized returns for the Fund for one, three and five years are : -47.62%, 1.94%, and 11.43%, respectively. Since inception on December 2, 1992, the Fund has an annualized return of 15.43%.

We believe in secular, as well as cyclical, trends in technology. What is durable sorts out over time; that sifting continues. Just as the economy adjusts to momentary excesses in technology investment, it also reacts to the cumulative effects of decades of under-investment in the mundane but essential areas of power producing resources. We continue to like certain energy and energy-related companies.

We believe the worst is over, with the stock market having discounted most of the bad news. Monetary policy is better aligned, and there seems a dawning realization that fiscal policy isn't as simple as just "surpluses" and "paying down the debt." Over the next several quarters, we believe new stock market leadership will emerge - something of a combination of the old and the new. We have positioned the Fund to capitalize on this expectation.

We are very grateful for your continued support. Please be assured of our diligence on your behalf.

Sincerely yours,

/s/Michael L. Hershey

Michael L. Hershey
President

                        MANAGED BY LANDIS ASSOCIATES LLC
                              WWW.HENLOPENFUND.COM

         COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT*<F1> IN The Henlopen Fund, S&P 500 Index and Lipper Growth Fund Index

           The Henlopen Fund     S&P 500 Index       Lipper Growth Fund Index
           -----------------     -------------       ------------------------
12/2/92         $10,000             $10,000                  $10,000
12/31/92        $10,010             $10,162                  $10,204
 3/31/93        $10,821             $10,604                  $10,507
 6/30/93        $11,562             $10,654                  $10,661
 9/30/93        $12,450             $10,926                  $11,173
12/31/93        $12,999             $11,179                  $11,426
 3/31/94        $12,760             $10,758                  $11,084
 6/30/94        $12,126             $10,804                  $10,841
 9/30/94        $12,853             $11,332                  $11,373
12/31/94        $12,644             $11,330                  $11,246
 3/31/95        $13,583             $12,430                  $12,059
 6/30/95        $15,494             $13,613                  $13,349
 9/30/95        $17,819             $14,692                  $14,563
12/31/95        $17,453             $15,574                  $14,918
 3/31/96        $19,233             $16,409                  $15,591
 6/30/96        $21,442             $17,144                  $16,107
 9/30/96        $21,024             $17,670                  $16,566
12/31/96        $21,182             $19,141                  $17,527
 3/31/97        $20,072             $19,658                  $17,468
 6/30/97        $22,519             $23,083                  $20,228
 9/30/97        $28,095             $24,811                  $22,301
12/31/97        $25,971             $25,524                  $22,450
 3/31/98        $31,183             $29,084                  $25,229
 6/30/98        $29,902             $30,041                  $25,946
 9/30/98        $23,918             $27,058                  $22,985
12/31/98        $30,323             $32,818                  $28,216
 3/31/99        $30,744             $34,456                  $29,647
 6/30/99        $34,816             $36,885                  $31,571
 9/30/99        $34,260             $34,582                  $29,936
12/31/99        $49,162             $39,781                  $36,103
 3/31/00        $63,069             $40,678                  $38,735
 6/30/00        $53,512             $39,597                  $37,119
 9/30/00        $50,296             $39,213                  $36,626
12/31/00        $40,041             $36,145                  $32,176
 3/31/01        $33,035             $31,860                  $26,892

*<F1> assumes equal $10,000 investments made on inception date of December 2, 1992.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                            STATEMENT OF NET ASSETS
                           March 31, 2001 (Unaudited)

                                                                 QUOTED
  SHARES                                                  MARKET VALUE (B)<F3>
  ------                                                  --------------------

COMMON STOCKS -- 96.8% (A)<F2>

             BASIC RESOURCES -- 5.9%
   150,000   Agrium Inc.                                       $  1,890,000
   275,000   Massey Energy Co.                                    6,578,000
                                                               ------------
                                                                  8,468,000

             COMMUNICATIONS -- 9.0%
   125,000   ADC Telecommunications, Inc.                         1,062,500
   200,000   C-COR.net Corp.                                      1,337,500
   150,000   Cabletron Systems, Inc.                              1,935,000
    60,000   F5 Networks, Inc.                                      320,622
    50,000   JDS Uniphase Corp.                                     921,875
   200,000   Natural MicroSystems Corp.                           1,775,000
    50,000   Nortel Networks Corp.                                  702,500
   130,000   Optibase Ltd.                                          723,125
   200,000   Packeteer, Inc.                                        606,240
   110,000   Polycom, Inc.                                        1,361,250
    50,000   Redback Networks Inc.                                  654,000
   301,000   Science Dynamics Corp.                                 294,980
    70,000   Tekelec                                              1,260,000
                                                               ------------
                                                                 12,954,592

             COMMUNICATIONS SERVICES -- 1.0%
   200,000   CTN Media Group, Inc.                                  387,500
    75,000   The Montana Power Co.                                1,057,500
                                                               ------------
                                                                  1,445,000

             COMPUTER SYSTEMS -- 2.6%
   180,000   Auspex Systems, Inc.                                   742,500
   100,000   Concurrent Computer Corp.                              625,000
    30,000   EMC Corp. (Mass.)                                      882,000
   100,000   Sun Microsystems, Inc.                               1,537,000
                                                               ------------
                                                                  3,786,500

             CONSUMER NON-DURABLES -- 2.7%
   100,000   Pactiv Corp.                                         1,211,000
   220,000   Standard Commercial Corp.                            2,585,000
                                                               ------------
                                                                  3,796,000

             DISTRIBUTION -- 2.3%
   170,000   D & K Healthcare Resources, Inc.                     3,251,250

             ELECTRIC/ALTERNATIVE ENERGY -- 9.9%
    60,000   Arch Coal, Inc.                                      1,798,800
   100,000   CMS Energy Corp.                                     2,959,000
    20,000   Dominion Resources, Inc.                             1,289,400
    30,000   FuelCell Energy, Inc.                                1,515,000
    50,000   NiSource Inc.                                        1,556,000
    50,000   Patterson Energy, Inc.                               1,581,250
    44,000   Prima Energy Corp.                                   1,333,750
    60,000   Valero Energy Corp.                                  2,130,000
                                                               ------------
                                                                 14,163,200

             ELECTRONICS/EQUIPMENT MANUFACTURING -- 2.9%
   125,000   Aeroflex Inc.                                        1,289,063
   200,000   Electric Fuel Corp.                                    800,000
    40,000   Keithley Instruments, Inc.                             648,000
   100,000   Teledyne Technologies Inc.                           1,400,000
                                                               ------------
                                                                  4,137,063

             ENERGY/SERVICES -- 0.9%
    20,000   El Paso Corp.                                        1,306,000

             FINANCIAL SERVICES -- 3.5%
   150,000   Conseco, Inc.                                        2,415,000
    75,000   Hilb, Rogal and Hamilton Co.                         2,625,000
                                                               ------------
                                                                  5,040,000

             HEALTHCARE PRODUCTS -- 8.7%
   200,000   Antex Biologics Inc.                                   290,000
   175,000   Atrix Laboratories, Inc.                             2,406,250
    68,000   Cantel Medical Corp.                                   960,500
   105,000   Gene Logic Inc.                                      1,758,750
   300,000   IGEN International, Inc.                             5,681,250
   160,000   PharmaNetics, Inc.                                   1,360,000
                                                               ------------
                                                                 12,456,750

             HEALTHCARE SERVICES -- 1.9%
   200,000   Beverly Enterprises, Inc.                            1,600,000
   200,000   Paradigm Genetics, Inc.                              1,100,000
                                                               ------------
                                                                  2,700,000

             MISCELLANEOUS MANUFACTURING -- 7.4%
    80,000   Axsys Technologies, Inc.                             1,540,000
   100,000   Phillips-Van Heusen Corp.                            1,508,000
   200,000   Quaker Fabric Corp.                                  1,662,500
   130,000   Tredegar Corp.                                       2,288,000
    60,000   Tyco International Ltd.                              2,593,800
   150,000   Unifi, Inc.                                          1,063,500
                                                               ------------
                                                                 10,655,800

             OIL & GAS EXPLORATION/PRODUCTS -- 14.8%
   400,000   Chesapeake Energy Corp.                              3,540,000
    70,000   EOG Resources, Inc.                                  2,886,100
    10,000   Equitable Resources, Inc.                              690,000
   150,000   Grant Prideco, Inc.                                  2,580,000
    70,000   Mitchell Energy &
               Development Corp.                                  3,675,000
   100,000   Newfield Exploration Co.                             3,490,000
   100,000   Spinnaker Exploration Co.                            4,370,000
                                                               ------------
                                                                 21,231,100

             OILFIELD PRODUCTS/SERVICES -- 5.4%
   600,000   Grey Wolf, Inc.                                      3,900,000
   110,000   Universal Compression
               Holdings, Inc.                                     3,850,000
                                                               ------------
                                                                  7,750,000

             RETAILING -- 4.9%
   500,000   Rite Aid Corp.                                       3,345,000
   195,000   Whitehall Jewellers, Inc.                            1,519,050
    75,000   Zale Corp.                                           2,175,000
                                                               ------------
                                                                  7,039,050

             SEMICONDUCTORS/RELATED -- 7.7%
   300,000   Catalyst Semiconductor, Inc.                         1,068,750
    75,000   Conexant Systems, Inc.                                 670,312
   100,000   Fairchild Semiconductor Corp.                        1,332,000
    31,000   Ibis Technology Corp.                                  852,500
    60,000   National Semiconductor Corp.                         1,605,000
    30,000   Photronics, Inc.                                       740,625
    15,000   PMC-Sierra, Inc.                                       371,100
    45,000   QLogic Corp.                                         1,012,500
   285,300   Symmetricom, Inc.                                    3,459,263
                                                               ------------
                                                                 11,112,050

             SOFTWARE & RELATED SERVICES -- 5.3%
   250,000   Bitstream Inc.                                         468,750
   100,000   Critical Path, Inc.                                    203,120
    60,000   IntraNet Solutions, Inc.                             1,436,250
   200,000   Level 8 Systems, Inc.                                  650,000
   157,000   Novadigm, Inc.                                         672,148
    75,000   SafeNet, Inc.                                          928,125
   100,000   Secure Computing Corp.                                 962,500
   100,000   Wind River Systems, Inc.                             2,325,000
                                                               ------------
                                                                  7,645,893
                                                               ------------
             Total common stocks                                138,938,248

PRINCIPAL
  AMOUNT                                                      VALUE (B)<F3>
  ------                                                      -------------

SHORT-TERM INVESTMENTS -- 3.3% (A)<F2>

             VARIABLE RATE DEMAND NOTE
$4,716,910   Firstar Bank U.S.A., N.A.                            4,716,910
                                                               ------------
                 Total investments                              143,655,158

             Liabilities, less cash and
             receivables -- (0.1%) (A)<F2>                         (175,353)
                                                               ------------
                 NET ASSETS                                    $143,479,805
                                                               ------------
                                                               ------------
             Net Asset Value Per Share
             (No par value, unlimited
             shares authorized), offering
             and redemption price
             ($143,479,805 / 8,745,091
             shares outstanding)                                     $16.41
                                                                     ------
                                                                     ------

(a)<F2> Percentages for the various classifications relate to net assets.
(b)<F3> Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Short-term investments are valued at cost which approximates quoted market value.

                               BOARD OF TRUSTEES

                              ROBERT J. FAHEY, JR.
                                Senior Director
                              Cushman & Wakefield
                           Philadelphia, Pennsylvania

                            STEPHEN L. HERSHEY, M.D.
                             President, First State
                         Orthopaedic Consultants, P.A.
                                Newark, Delaware

                               MICHAEL L. HERSHEY
                                   Chairman,
                             Landis Associates LLC
                          Kennett Square, Pennsylvania

                                  JOHN A. KROL
                             Chairman/CEO (Retired)
                             E.I. DuPont de Nemours
                              Wilmington, Delaware

                            P. COLEMAN TOWNSEND, JR.
                                   Chairman,
                                Townsends, Inc.
                              Wilmington, Delaware

                               FIRSTAR BANK, N.A.
                                   Custodian

                              FIRSTAR MUTUAL FUND
                                 SERVICES, LLC
                               Transfer Agent and
                           Dividend Disbursing Agent

                             LANDIS ASSOCIATES LLC
                               Investment Adviser

                           PRICEWATERHOUSECOOPERS LLP
                            Independent Accountants

                                FOLEY & LARDNER
                                 Legal Counsel

                               THE HENLOPEN FUND
                        LONGWOOD CORPORATE CENTER SOUTH
                          415 MCFARLAN ROAD, SUITE 213
                       KENNETT SQUARE, PENNSYLVANIA 19348
                    (610-925-0400)     WWW.HENLOPENFUND.COM

 This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of The Henlopen Fund unless accompanied or preceded by the Fund's current prospectus.